Debt - Additional Information (Detail) $ in Millions		1 Months Ended		6 Months Ended
	Jul. 02, 2018 USD ($)	May 31, 2013 USD ($) Facility	Apr. 30, 2013 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 26, 2017 USD ($)
Debt and Financial Instruments [Line Items]
Protection payment				$ 185
Total debt principal				$ 8,547			$ 8,701
Debt service coverage ratio				1
Credit Facility Ship Finance International Loans 375 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal				$ 237			251
Debt, face amount				375			375
Credit Facility Ship Finance International Loans 390 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal				215			226
Debt, face amount				390			390
Credit Facility Ship Finance International Loans 475 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal				285			309
Debt, face amount				475			475
Credit Facility [Member]
Debt and Financial Instruments [Line Items]
Debt covenant, cash and cash equivalents				400
Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Total debt principal				5,476			5,581
Number of facilities | Facility		3
Secured Debt [Member] | Credit facility US 360 Asia Off shore Drilling [Member]
Debt and Financial Instruments [Line Items]
Total debt principal				210			210
Debt, face amount			$ 360	360			$ 360
Debt instrument term			5 years
Secured Debt [Member] | SFL Hercules Limited [Member] | Credit Facility Ship Finance International Loans 375 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount		$ 375
Secured Debt [Member] | SFL Deepwater Limited [Member] | Credit Facility Ship Finance International Loans 390 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount						$ 390
Secured Debt [Member] | SFL Linus Limited [Member] | Credit Facility Ship Finance International Loans 475 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount						$ 475
Secured Debt [Member] | Ship Finance International Limited [Member] | Long-term Debt [Member]
Debt and Financial Instruments [Line Items]
Reclassification of long-term debt				200
Archer [Member]
Debt and Financial Instruments [Line Items]
Subordinated loan					$ 37			$ 37
Loans payable					45			45
Loans payable fair value					56			$ 56
Net gain on debt extinguishment				19	$ 19
Minimum [Member] | Credit Facility [Member]
Debt and Financial Instruments [Line Items]
Debt covenant, cash and cash equivalents				$ 525
Maximum [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Permitted leverage ratio for period one				4.5
Permitted leverage ratio for period two				4.2
Permitted leverage ratio for period three				3.9
Permitted leverage ratio for period four				3.7
LIBOR [Member] | Secured Debt [Member] | Credit facility US 360 Asia Off shore Drilling [Member]
Debt and Financial Instruments [Line Items]
Basis spread on variable rate			2.75%
Subsequent Event [Member] | Senior Secured Notes Due in 2025 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	$ 880
Interest rate	12.00%
Cash interest	4.00%
Interest payable in kind	8.00%
Debt, face amount	$ 880